Right-of-use assets and operating lease liabilities (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Right-of-use assets and operating lease liabilities [Abstract]
General Administrative Expenses	$ 70,410	$ 43,195	$ 59,163